Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share
Loss per share

18.    Loss per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income (loss)	649	104,026	(510,387)
Accretion to preferred share redemption value	(228,468)	(248,186)	(116,308)
Deemed dividend to preferred shareholder	—	—	(642,174)
Numerator for basic and diluted net loss per share calculation	(227,819)	(144,160)	(1,268,869)
Denominator:
Weighted average number of ordinary shares	945,712,030	945,712,030	1,087,910,999
Denominator for basic and diluted net loss per share calculation	945,712,030	945,712,030	1,087,910,999
Net loss per ordinary share
—Basic and diluted	(0.24)	(0.15)	(1.17)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2017	2018	2019
Series A-1 Preferred Shares	102,102,318	102,102,318	—
Redeemable Convertible Preferred Shares	612,941,413	612,941,413	—
Share options to employees	—	175,978,312	104,543,578
Share options to Series C preferred shareholder	—	—	172,908,894
Total	715,043,731	891,022,043	277,452,472